SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS - Standards, interpretations and amendments (Details) - RUB (₽) ₽ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Financial instruments
Financial assets prior to adoption of IFRS 9			₽ 131,562
Financial assets after adoption of IFRS 9			131,082
Leases
Additional right-of-use assets		₽ 22,572
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	8.83%
Reconciliation between operating lease commitments and lease liability recognized
Minimum lease payments payable under non-cancellable operating lease	₽ 15,135
There of:
Finance lease liabilities	11,056
Lease liability related to exclusive right to use trademark	1,808
Extention options reasonably certain to be exercised	125,503
Adjustment on initial application of IFRS 9
Financial instruments
Gain related to modification of financial liabilities	3,000
Gain, net of tax, related to modification of financial liabilities	2,400
Future losses recognised on financial assets due to adoption of IFRS 9	1,200
Future losses recognised on financial assets (net of tax) due to adoption of IFRS 9	1,000
IFRS 15 adjustments
Revenue from contracts with customers
Cumulative effect before tax from the transition adjusted to opening balance of equity		3,100
Cumulative effect net of tax from the transition adjusted to opening balance of equity		₽ 2,500
Adjustment on initial application of IFRS 16
Leases
Additional lease liability	141,000
Additional right-of-use assets	141,000
Reconciliation between operating lease commitments and lease liability recognized
Minimum lease payments payable under non-cancellable operating lease	10,530
Lease liabilities	148,897
Difference	₽ 138,367
Trade and other receivables | Loans and receivables
Financial instruments
Financial assets prior to adoption of IFRS 9			28,017
Trade and other receivables | At amortized cost
Financial instruments
Financial assets after adoption of IFRS 9			28,017
Accounts receivable, related parties | Loans and receivables
Financial instruments
Financial assets prior to adoption of IFRS 9			11,358
Accounts receivable, related parties | At amortized cost
Financial instruments
Financial assets after adoption of IFRS 9			11,358
Cash and Cash equivalents | At amortized cost
Financial instruments
Financial assets prior to adoption of IFRS 9			30,586
Financial assets after adoption of IFRS 9			30,586
Assets in Sistema Capital trust management | At fair value through profit or loss
Financial instruments
Financial assets prior to adoption of IFRS 9			9,600
Financial assets after adoption of IFRS 9			9,600
Cross-currency swaps designated as cash flow hedges | At fair value through other comprehensive income
Financial instruments
Financial assets prior to adoption of IFRS 9			8,403
Financial assets after adoption of IFRS 9			8,403
Notes | Available-for-sale
Financial instruments
Financial assets prior to adoption of IFRS 9			57
Notes | At fair value through other comprehensive income
Financial instruments
Financial assets after adoption of IFRS 9			57
Bank deposits | Loans and receivables
Financial instruments
Financial assets prior to adoption of IFRS 9			27,836
Bank deposits | At amortized cost
Financial instruments
Financial assets after adoption of IFRS 9			27,836
Loans and receivables | Loans and receivables
Financial instruments
Financial assets prior to adoption of IFRS 9			5,415
Loans and receivables | At amortized cost
Financial instruments
Financial assets after adoption of IFRS 9			4,935
Notes | Loans and receivables
Financial instruments
Financial assets prior to adoption of IFRS 9			8,480
Notes | At amortized cost
Financial instruments
Financial assets after adoption of IFRS 9			8,480
Other | Loans and receivables
Financial instruments
Financial assets prior to adoption of IFRS 9			1,810
Other | At amortized cost
Financial instruments
Financial assets after adoption of IFRS 9			₽ 1,810